Going Concern (Details) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Line Items]
Bank deposits		$ 400,000	$ 200,000
Working capital deficit		14,600,000	7,400,000
Accumulated deficit		(24,734,689)	(8,247,862)
Operating cashflow		(5,934,771)	(1,680,128)
Short term loans		2,668,604	509,443
Proceed from convertible notes		1,197,500
Forecast [Member]
Going Concern [Line Items]
Short term loans	$ 400,000
Proceed from convertible notes	$ 700,000
Going concern [Member]
Going Concern [Line Items]
Operating cashflow		$ (5,934,771)